Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2025
Commitments and Contingencies Disclosure [Abstract]
Contractual obligations	Our contractual obligations as of December 31, 2025, can be summarized as follows:

Payments due by period (€, in billions)	Total	1 year	2 years	3 years	4 years	5 years	>5 years
Long-term debt and short-term borrowings obligations, including interest[1]	4.6	1.7	0.8	—	0.8	0.8	0.5
Lease obligations[2]	0.3	0.1	0.1	—	—	—	0.1
Purchase obligations	12.7	9.6	1.7	1.0	0.1	0.1	0.2
Total contractual obligations	17.6	11.4	2.6	1.0	0.9	0.9	0.8
1.Long-term debt obligations mainly relate to principal amounts and interest payments of our Eurobonds. For the amounts excluding interest expenses and for further details, see Note 16 Long-term debt, short-term borrowings, interest and other, net.
2.For further details, see Note 14 Right-of-use assets and lease liabilities.